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 Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 MAC A0102-120
 San Francisco, CA 94105

August 17, 2017

Writer's Direct Dial Number

(617) 210-3682

VIA EDGAR

Securities and Exchange Commission
 100 F Street, N.E.
 Washington, D.C. 20549

Re: Wells Fargo Master Trust

Registration No. 811-09689

Dear Ladies/Gentlemen:

In connection with the registration of Wells Fargo Master Trust (the "Trust") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), we are transmitting for filing on EDGAR, pursuant to Rule 8b-11 of the 1940 Act, the Trust's Amendment No. 102 to its Registration Statement on Form N-1A.

This Amendment No. 102 to the Registration Statement of the Trust is being filed in order to update the Portfolios of the Trust listed on Appendix A, and to make certain non-material changes to the Registration Statement.

Beneficial interests in the Trust are not being registered under the Securities Act of 1933 (the "1933 Act") because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act.

Thank you for your attention to this matter. If you have any questions or comments, please do not hesitate to contact the undersigned at the number set forth above.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel

Appendix A

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio
 Wells Fargo Emerging Markets Bond Portfolio
 Wells Fargo Factor Enhanced Emerging Markets Portfolio
 Wells Fargo Factor Enhanced International Portfolio
 Wells Fargo Factor Enhanced Large Cap Portfolio
 Wells Fargo Factor Enhanced Small Cap Portfolio
 Wells Fargo High Yield Corporate Bond Portfolio
 Wells Fargo International Government Bond Portfolio
 Wells Fargo Investment Grade Corporate Bond Portfolio
 Wells Fargo Strategic Retirement Bond Portfolio
 Wells Fargo U.S. REIT Portfolio